Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash Disclosure [Abstract]
Restricted cash	$ 476	$ 452
Restricted Cash and Cash Equivalent Item, Description	cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company’s U.S. northeast operations.